Related Party Transactions (Details Narrative)		1 Months Ended			11 Months Ended
	Jul. 03, 2014 USD ($)	May. 31, 2015 shares	Mar. 31, 2015 USD ($) shares	Jun. 30, 2014 USD ($) shares	Mar. 31, 2015 USD ($) shares	Mar. 31, 2015 USD ($) shares
Promissory note principal amount | $	$ 30,000
Promissory note loan bear interest rate	6.00%
Promissory note loan maturity date	Jul. 01, 2015
Preferred stock shares purchased			5,300		5,300	5,300
Proceeds from preferred stock | $					$ 530,000
Common stock shares purchased			9,725		9,725	9,725
Proceeds from Common stock shares purchased | $					$ 35,001
Subsequent Event [Member]
Private placement offering		3,531,104
Private Placement [Member] | Subsequent Event [Member]
Share exchanged for Parent common stock		324,082
Private placement offering		3,531,104
CEO [Member]
Preferred stock shares purchased				1,750
Proceeds from preferred stock | $				$ 175,000
Loan in exchange of convertible note | $			$ 200,000
Director [Member]
Preferred stock shares purchased				2,300
Proceeds from preferred stock | $				$ 230,000
Number of directors			2	3
Loan in exchange of convertible note | $			$ 355,000
Director [Member] | Private Placement [Member]
Common stock shares purchased			17,000		17,000	17,000
Proceeds from Common stock shares purchased | $						$ 25,500
Vice President of Operations [Member] | Private Placement [Member]
Common stock shares purchased			17,000		17,000	17,000
Proceeds from Common stock shares purchased | $						$ 25,500
Investors related to CEO [Member] | Private Placement [Member]
Common stock shares purchased			190,000		190,000	190,000
Proceeds from Common stock shares purchased | $						$ 285,000
Conversion of a convertible note common stock						130,000
Additional related party [Member] | Private Placement [Member]
Common stock shares purchased			135,000		135,000	135,000
Proceeds from Common stock shares purchased | $						$ 202,500
Ownership Percentage additional related party			16.30%		16.30%	16.30%